ECLIPSE FUNDS
51 Madison Avenue
New York, NY 10010

July 30, 2009

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Washington, DC 20549

RE:	Eclipse Funds Schedule 14A File No.: 033-08865

Commissioners:

On behalf of Eclipse Funds (the “Registrant”), we are transmitting for filing with the Securities and Exchange Commission (the “Commission”) a proxy statement pursuant to Section 14(a) of the Securities Exchange Act of 1934.  This filing relates to a proposal for shareholder approval to appoint Epoch Investment Partners, Inc., an affiliate of the Registrant, to serve as subadvisor to the MainStay Small Company Value Fund, a series of the Registrant.

Please direct any questions concerning the filing to the undersigned at 973-394-4505.

Sincerely,

/s/ Thomas C. Humbert

Thomas C. Humbert
Assistant Secretary